Other Income	12 Months Ended
Dec. 31, 2016
Other Income
Other Income

22. Other Income

        Other income consists of government grants and miscellaneous. Government grants represent rewards provided by the relevant PRC municipal government authorities to the Group for business achievements made by the Group, tax refunds, or subsidies for asset related investments made by the Group. Government grants are recognized in profit or loss on a systematic basis over the periods in which the Group recognizes as expenses the related costs for which the grants are intended to compensate. A government grant will only be recognized as other income when it is probable that any future economic benefit associated with an item will flow to the Group, and the grant has been received because the amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government grants in the future. Grants related to depreciable assets are recognized in profit or loss over the periods in which depreciation expense on those assets is recognized, corresponding to the useful lives of the assets.

        Other income is comprised of:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Government grants	121,463	282,330	282,866
Claims for goods insurance	27,754	11,136	19,694
Others	4,760	14,965	55,469

Total other income	153,977	308,431	358,029